Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-Based Compensation Expense under 2009 Option Plan

The following table sets forth the total share-based compensation expense under the 2009 Option Plan as amended and the share-based compensation expense related to the shares of AVG that the former owners of TuneUp will receive subject to their non-competition and other vesting conditions (Note 3) recognized in the consolidated statements of comprehensive income.

	Year Ended December 31,
	2010	2011	2012
Cost of revenue	$61	$21	$—
Sales and marketing	2,049	949	2,036
Research and development	1,008	1,116	1,652
General and administrative	3,655	4,310	12,495

Total	$6,773	$6,396	$16,183

Stock Option Activity

Share option activity

The following table summarizes share option activity:

	Number of Share Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value(1)
Outstanding - January 1, 2010	3,012,039	$3.43	7.63	$39,947
Granted	2,079,666	20.26
Exercised	—	—
Forfeited	(157,092)	16.98
Repurchased	(91,200)	—

Outstanding - December 31, 2010	4,843,413	$9.95	7.83	$73,274
Granted	1,058,161	22.76
Cancelled	(752,808)	—
Exercised	—	—
Forfeited	(820,056)	20.37
Repurchased	(20,000)	16.02

Outstanding - December 31, 2011	4,308,710	$7.63	6.94	$68,509
Granted	2,007,851	16.30
Cancelled	—	—
Exercised	(2,390,079)	(4.36)
Expired	(190,915)	16.76
Forfeited	(415,541)	18.66
Repurchased	(37,440)	8.79

Outstanding - December 31, 2012	3,282,586	16.40	8.35	$4,377

Vested and expected to vest—December 31, 2012	3,172,698	16.38	8.33	$4,312
Exercisable - December 31, 2012	965,580	4.17	2.30	$3,194

(1)	Intrinsic value is calculated as the difference between the fair value of AVG’s ordinary shares as of the end of each reporting period and the exercise price of the option.

Additional Information Regarding Company's Share Option Outstanding

Additional information regarding the Company’s share options outstanding as of December 31, 2012 is summarized below:

	Options Outstanding
Strike Price	Number of Share Options Outstanding	Weighted-Average Remaining Life (Years)	Weighted-Average Exercise Price Per Share
$0.01 - $5.00	—	—	$—
$5.00 - $12.00	299,808	6.44	7.59
$12.00 - $20.00	2,161,382	8.77	15.15
$20.00 - $25.00	821,396	7.95	22.90

Total	3,282,586	8.35	$16.40

Option Granted

The following table summarizes the options granted in 2012 with their exercise prices, the fair value of ordinary shares as of the applicable grant date, and the intrinsic value, if any:

Grant Date	Number of Options Granted	Weighted- Average Exercise Price	Ordinary Shares Fair Value Per Share at Grant Date	Intrinsic Value
January 10, 2012	226,667	$23.50	$23.50	$—
February 7, 2012	1,340,684	$16.00	$16.00	$—
April 1, 2012	29,000	$14.93	$14.93	$—
May 14, 2012	269,000	$14.15	$14.15	$—
November 2, 2012	142,500	$12.06	$12.06	$—

Summary of Weighted Average Assumptions

A summary of the weighted-average assumptions is as follows:

	Year Ended December 31,
	2010	2011	2012
Risk free interest rate	1.84%	1.54%	0.65%
Weighted-average expected lives (years)	4	4	4.1
Volatility	40.03%	40.13%	39.86%
Dividend Yield	0.00%	0.00%	0.00%

Weighted-average grant date fair value (per share)	$6.44	$6.03	$5.29
Value Granted (total)	$13,395	$6,381	$10,622
Number granted in year	2,079,666	1,058,161	2,007,851